Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000092797 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092797 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092797 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092797 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092797 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092797 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092797 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092797 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092797 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092797 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092797 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000092797 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000092797 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000092797 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000092797 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000092797 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092797 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092797 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092797 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092797 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092797 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089434 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000089434 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089434 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089434 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089434 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089434 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089434 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089434 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089434 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089434 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089434 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000089434 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000089434 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000089434 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000089434 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000089434 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089434 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089434 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089434 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089434 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089434 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089437 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000089437 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089437 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089437 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089437 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089437 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089437 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089437 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089437 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089437 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089437 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000089437 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000089437 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000089437 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000089437 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000089437 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089437 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089437 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089437 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089437 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089437 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000120088 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120088 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120088 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120088 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120088 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120088 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120088 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120088 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120088 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120088 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120088 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000120088 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000120088 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000120088 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000120088 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000120088 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000120088 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000120088 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000120088 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000120088 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120088 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089477 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089477 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089477 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089477 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089477 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089477 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089477 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089477 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089477 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089477 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089477 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.60%
C000089477 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000089477 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000089477 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000089477 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000089477 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089477 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000089477 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089477 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089477 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089477 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089478 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089478 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089478 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089478 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089478 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089478 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089478 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089478 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089478 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089478 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089478 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.60%
C000089478 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000089478 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000089478 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000089478 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000089478 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089478 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000089478 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089478 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089478 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089478 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000163729 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163729 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163729 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163729 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163729 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163729 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163729 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163729 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163729 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163729 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163729 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.60%
C000163729 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000163729 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000163729 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000163729 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000163729 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163729 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163729 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000163729 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163729 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163729 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092805 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092805 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092805 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092805 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092805 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092805 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092805 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092805 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092805 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092805 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092805 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.60%
C000092805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000092805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000092805 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092805 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000092805 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092805 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092805 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092805 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092805 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000092805 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000019943 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019943 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019943 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000019943 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019943 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000019943 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019943 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019943 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019943 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019943 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019943 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.20%
C000019943 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000019943 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.30%
C000019943 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000019943 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019943 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000019943 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000019943 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000019942 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019942 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019942 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000019942 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019942 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000019942 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019942 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019942 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019942 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019942 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019942 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.20%
C000019942 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000019942 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.30%
C000019942 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000019942 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019942 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000019942 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000019942 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000163725 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163725 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163725 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000163725 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163725 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163725 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163725 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163725 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163725 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163725 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163725 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.20%
C000163725 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163725 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.30%
C000163725 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000163725 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000163725 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000163725 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163725 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000019944 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019944 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019944 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000019944 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019944 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000019944 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019944 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019944 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019944 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019944 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019944 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.20%
C000019944 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000019944 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.30%
C000019944 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000019944 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000019944 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000019944 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000019944 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089281 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089281 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089281 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089281 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089281 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089281 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089281 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089281 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089281 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089281 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089281 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000089281 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000089281 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089281 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089281 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089281 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089281 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089281 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089281 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089281 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000089282 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089282 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089282 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089282 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089282 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089282 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089282 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089282 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089282 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089282 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089282 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000089282 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000089282 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089282 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089282 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089282 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089282 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089282 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089282 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089282 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000163727 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163727 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163727 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163727 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163727 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163727 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163727 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163727 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163727 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163727 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163727 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000163727 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000163727 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163727 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000163727 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163727 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000163727 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163727 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163727 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000163727 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000089284 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089284 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089284 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089284 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089284 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089284 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089284 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089284 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089284 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089284 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089284 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000089284 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000089284 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089284 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089284 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089284 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089284 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089284 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089284 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089284 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092782 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092782 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092782 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092782 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092782 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092782 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092782 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092782 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092782 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092782 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092782 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	47.50%
C000092782 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092782 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000092782 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092782 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092782 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.10%
C000092780 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092780 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092780 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092780 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092780 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092780 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092780 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092780 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092780 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092780 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092780 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	47.50%
C000092780 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092780 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000092780 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092780 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092780 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.10%
C000120071 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120071 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120071 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120071 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120071 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000120071 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120071 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120071 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120071 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120071 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120071 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	47.50%
C000120071 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000120071 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000120071 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000120071 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000120071 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.10%
C000092779 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092779 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092779 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092779 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092779 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092779 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092779 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092779 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092779 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092779 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092779 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	47.50%
C000092779 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092779 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000092779 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092779 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092779 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.10%
C000089291 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089291 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089291 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089291 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089291 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000089291 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089291 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089291 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089291 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089291 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089291 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.80%
C000089291 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089291 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000089291 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000089291 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000089291 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089291 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089291 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089291 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089286 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089286 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089286 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089286 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089286 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000089286 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089286 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089286 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089286 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089286 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089286 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.80%
C000089286 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089286 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000089286 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000089286 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000089286 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089286 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089286 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089286 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000120086 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120086 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120086 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000120086 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120086 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000120086 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120086 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120086 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120086 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120086 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120086 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.80%
C000120086 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000120086 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000120086 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000120086 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000120086 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000120086 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000120086 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000120086 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089290 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089290 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089290 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000089290 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089290 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000089290 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089290 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089290 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089290 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089290 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089290 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.80%
C000089290 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089290 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000089290 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000089290 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000089290 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089290 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089290 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089290 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%